Note 14 - Employee Benefits (Details) - Stock Options Outstanding $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Stock Options Outstanding [Abstract]
(in Dollars per share) | $ / shares	$ 4.77
15,000
3 years 146 days
15,000
0
(in Dollars) | $	$ 0